Federal Home Loan Bank Stock - Additional Information (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Reserves on Deposit with Federal Reserve Bank and Federal Home Loan Bank [Line Items]
Stock redemption par value	$ 100	$ 100
Other Assets [Member]
Reserves on Deposit with Federal Reserve Bank and Federal Home Loan Bank [Line Items]
Investment in Federal Home Loan Bank at cost	$ 1,740,200	$ 1,219,500